Convertible Promissory Note (Details Narrative) (USD $)	12 Months Ended
Aug. 31, 2014
2012 Note [Member]
Interest expense related to the Loan	$ 30,325
Accretion related to the debt discount	999,485
2013 Note [Member]
Interest expense related to the Loan	193,151
Accretion related to the debt discount	$ 686,320